Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2015-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	1/28/2015

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2015-1

5. Collateral Summary	Collection Period, Begin:	4/1/2019
	Collection Period, End:	4/30/2019
6. Charge-Off and Delinquency Rates	Determination Date:	5/15/2019
	Distribution Date:	5/20/2019
7. Credit Instruments
	Revolving/Amortization Period	Amortization period
8. Accumulation Account
ABS Investor Relations - Ally Financial Inc. as Servicer:
9. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
10. Appendix: Additional Charge-Off Detail
The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975KAA7	75,000,000.00	0.00	0.95000000	0.00	0.00	0.00	0.00	0.00	0.00
A-1b	13975KAJ8	331,000,000.00	0.00	2.90738000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13975KAB5	287,000,000.00	0.00	1.42000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13975KAC3	287,000,000.00	0.00	1.61000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13975KAD1	94,870,000.00	0.00	1.86000000	0.00	0.00	0.00	0.00	0.00	0.00
B	13975KAE9	63,030,000.00	0.00	2.10000000	0.00	0.00	0.00	0.00	0.00	0.00
C	13975KAF6	59,710,000.00	0.00	2.82000000	0.00	0.00	0.00	0.00	0.00	0.00
D	13975KAG4	53,080,000.00	30,185,067.73	3.16000000	12,061,786.61	79,487.35	12,141,273.96	0.00	0.00	18,123,281.12
E	13975KAK5	66,350,000.00	66,350,000.00	4.34000000	0.00	239,965.83	239,965.83	0.00	0.00	66,350,000.00
Deal Totals		1,317,040,000.00	96,535,067.73		12,061,786.61	319,453.18	12,381,239.79	0.00	0.00	84,473,281.12
*Pursuant to Section 8.01 of the Trust Sale and Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	568.67120817	227.23787886	1.49750094	228.73537980	0.00000000	341.43332931
E	1,000.00000000	0.00000000	3.61666662	3.61666662	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	73.29699002
Ending Aggregate Note Pool Factor:	64.13873620

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	0.00	4/22/2019	5/19/2019	30/360	N/A	N/A	0.95000000	0.95000000	0.00
A-1b	0.00	4/22/2019	5/19/2019	Actual/360	2.48738000	0.42000000	N/A	2.90738000	0.00
A-2	0.00	4/22/2019	5/19/2019	30/360	N/A	N/A	1.42000000	1.42000000	0.00
A-3	0.00	4/22/2019	5/19/2019	30/360	N/A	N/A	1.61000000	1.61000000	0.00
A-4	0.00	4/22/2019	5/19/2019	30/360	N/A	N/A	1.86000000	1.86000000	0.00
B	0.00	4/22/2019	5/19/2019	30/360	N/A	N/A	2.10000000	2.10000000	0.00
C	0.00	4/22/2019	5/19/2019	30/360	N/A	N/A	2.82000000	2.82000000	0.00
D	30,185,067.73	4/22/2019	5/19/2019	30/360	N/A	N/A	3.16000000	3.16000000	79,487.35
E	66,350,000.00	4/22/2019	5/19/2019	30/360	N/A	N/A	4.34000000	4.34000000	239,965.83

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	0.00	0.00	0.00	0.00
A-1b	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
B	0.00	0.00	0.00	0.00	0.00
C	0.00	0.00	0.00	0.00	0.00
D	0.00	79,487.35	0.00	79,487.35	0.00
E	0.00	239,965.83	0.00	239,965.83	0.00
Deal Totals	0.00	319,453.18	0.00	319,453.18	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
4. Collections and Distributions Final Report

Collections
Receipts During the Period***	12,186,472.73
Administrative Purchase Payments	105,200.88
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	470,108.28
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	12,761,781.89

Beginning Reserve Account Balance	6,635,003.07
Total Available Amount	19,396,784.96

Distributions
Total Available Amount	19,396,784.96
Basic Servicing Fee	131,658.94
Aggregate Class A Interest Distributable Amount	0.00
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	0.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	0.00
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	79,487.35
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	239,965.83
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	6,635,003.07
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	12,061,786.61
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	248,883.16

Supplemental Servicing Fees	169,042.98
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	26,700.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report
 5. Collateral Summary

A. Balances

		Original Balance* Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
Deal Totals	Number of Receivables	105,056	21,524	20,336	0	20,336
	Aggregate Receivables Principal Balance	1,900,295,430.14	126,392,581.53	114,330,794.92	0.00	114,330,794.92
	Aggregate Receivables Face Amount	1,900,295,430.14	126,392,581.53	114,330,794.92	0.00	114,330,794.92
 There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	8.26000000	8.97332293	9.02829441	68.11	70.61	70.75	57.09	18.25	17.57

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.22%	1.49%	1.62%	1.41%	1.50%	1.47%	1.40%	1.56%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.40%	1.32%	1.22%	1.29%	1.31%	1.21%	1.43%	1.18%	1.39%	1.31%	1.21%	1.25%	1.13%	1.24%	1.12%	1.03%	1.15%	1.05%	1.24%	1.13%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.20%	1.02%	1.11%	1.18%	0.87%	1.08%	0.96%	0.81%	0.98%	0.88%	1.07%	0.98%

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	120,361,688.23	89	190,064.96	2,135.56	1.8949%	20,336	345	1.6965%
Preceding	133,071,103.59	110	247,276.72	2,247.97	2.2299%	21,524	348	1.6168%
Next Preceding	146,124,798.13	117	526,167.98	4,497.16	4.3210%	22,893	391	1.7079%
Third Preceding	159,399,420.79	120	395,413.93	3,295.12	2.9768%	Three Month Average		1.6737%
Four Month Average					2.8557%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification	Accounts		Delinquent
Totals	1,900,295,430.14	57,218,606.52	3.0110%	31 - 60 days	1,294	9,215,452.43	8.0603%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	280	2,137,934.11	1.8700%
Capital Auto Receivables Asset Trust 2015-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	65	407,489.72	0.3564%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		944	7,779,847.39
				Current Period		38	210,411.50
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		55	92,972.46
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		927	7,897,286.43
7. Credit Instruments
Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,635,003.07	6,635,003.07	0.00	0.00	0.00	6,635,003.07	6,635,003.07

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
Final Report
8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target amount satisfied?	YES
Initial Overcollateralization	9,960,613.17
Current Overcollateralization	29,857,513.80
Overcollateralization Target (Revolving Period)	—
Overcollateralization Target (Amortization Period)	29,857,513.80
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2015-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2015-1 will perform in the future.

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,327,000,613.17	41,521,281.77	3.1290%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	573,294,816.97	15,697,324.75	2.7381%